Long-term debt	12 Months Ended
Jun. 30, 2023
Long-term debt.
Long-term debt

Funding activities and facilities

14	Long-term debt

	2023	2022
for the year ended 30 June	Rm	Rm
Total long-term debt	124 068	104 834
Short-term portion	(29 764)	(22 334)
	94 304	82 500
Analysis of long-term debt
At amortised cost
Secured debt	29	67
Unsecured debt	124 742	105 142
Unamortised loan costs	(703)	(375)
	124 068	104 834
Reconciliation
Balance at beginning of year	104 834	102 643
Loans raised[1]	92 946	88
Loans repaid[2]	(91 564)	(12 086)
Interest accrued	1 673	936
Amortisation of loan costs	212	132
Amortisation of loan modification	(194)	—
Translation of foreign operations	16 161	13 121
Balance at end of year	124 068	104 834
Interest-bearing status
Interest-bearing debt	124 068	104 834
Maturity profile
Within one year	29 764	22 334
One to five years	44 732	55 936
More than five years	49 572	26 564
	124 068	104 834
1	Relates mainly to the drawdown on the previous revolving credit facility (RCF) of R26,7 billion (US$1,5 billion), R2,1 billion raised under the new Domestic Medium Term Note (DMTN) programme, the issue of a R13,2 billion (US$750 million) convertible bond, R35,5 billion (US$2 billion) drawdown on the new RCF and term loan and R17,8 billion (US$1 billion) bonds issued in May 2023. R11,1 billion proceeds from the convertible bond is included in long-term debt and R2,1 billion is included in long-term financial liabilities. Refer to note 37.
2	Current year relates mainly to the repayment of the previous RCF and term loan of R53,9 billion (US$3,0 billion), repayment of R2,2 billion on the previous DMTN, repayment of R17,8 billion on the US$1 billion bond, as well as repayment of R17,8 billion (US$1 billion) on the new RCF. 2022 relates mainly to repayments on the previous RCF.

14	Long-term debt continued

				2023				2022
					Total
			Interest	Contract	Rand	Available	Utilised	Utilised
			rate	amount	equivalent	facilities	facilities	facilities
for the year ended 30 June	Expiry date	Currency	%	million	Rm	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)	None	Rand	3 months Jibar + 1,3%	—	—	—	—	2 176
Commercial paper (uncommitted)[1]	None	Rand	3 months Jibar + 1,44% / 1,59%	15 000	15 000	12 934	2 066	—
Commercial banking facilities	None	Rand	*	8 150	8 150	8 150	—	—
Revolving credit facility	June 2024	US dollar	SOFR+ Credit Adj +2%	—	—	—	—	2 442
Revolving credit facility[2]	April 2028	US dollar	SOFR+ Credit Adj +1.6%	1 987	37 415	37 415	—	—
Debt arrangements
US Dollar Bond	November 2022	US dollar	4,50%	—	—	—	—	16 280
US Dollar Bond[3]	March 2024	US dollar	5,88%	1 500	28 245	—	28 245	24 420
US Dollar term loan	June 2024	US dollar	SOFR+ Credit Adj +2%	—	—	—	—	20 919
US Dollar Bond[3]	September 2026	US dollar	4,38%	650	12 240	—	12 240	10 582
US Dollar Convertible Bond[4]	November 2027	US dollar	4,50%	750	14 123	—	14 123	—
US Dollar term loan[2]	April 2028	US dollar	SOFR+ Credit Adj +1.8%	982	18 499	—	18 499	—
US Dollar Bond[3]	September 2028	US dollar	6,50%	750	14 123	—	14 123	12 210
US Dollar Bond[5]	May 2029	US dollar	8,75%	1 000	18 830	—	18 830	—
US Dollar Bond[3]	March 2031	US dollar	5,50%	850	16 006	—	16 006	13 838
Other Sasol businesses
Specific project asset finance
Energy — Clean Fuels II (Natref)	Various	Rand	Various	901	901	—	901	875
Debt arrangements
Other debt arrangements		Various	Various	—	—	—	472	712
						58 499	125 505	104 454
Available cash excluding restricted cash						51 055
Total funds available for use						109 554
Accrued interest							1 673	1 010
Unamortised loan cost							(703)	(375)
Cumulative fair value gains on convertible bond embedded derivative financial liability							(867)	—
Total debt including accrued interest and unamortised loan cost							125 608	105 089
Comprising
Long-term debt							94 304	82 500
Short-term debt							29 843	22 416
Short-term debt							79	82
Short-term portion of long-term debt							29 764	22 334
Bank overdraft							159	173
Convertible bond derivative financial liability							1 302	—
							125 608	105 089

14	Long-term debt continued

*Interest rate only available when funds are utilised.

1	In October 2022 Sasol issued its paper to the value of R2 066 million in the local debt market under the R15 billion DMTN programme. The previous DMTN has been fully repaid.
2	In April 2023 Sasol Financing International Limited and Sasol Financing USA LLC obtained a RCF of US$1 987 million and a term loan of US$982 million respectively.
3	Included in this amount is the US$3,8 billion (R70,6 billion) bonds with fixed interest rates of between 4,38% and 6,5% which are listed on the New York Stock Exchange and is recognised in Sasol Financing USA LLC (SFUSA), a 100% owned subsidiary of the Group. Sasol Limited has fully and unconditionally guaranteed the bonds. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary, SFUSA, by dividend or loan.
4	In November 2022, Sasol launched and priced an offering of US$750 million guaranteed senior unsecured convertible bonds due in 2027. The proceeds from the convertible bond were used primarily to repay a portion of the US$ term loan. The convertible bonds, subject to the receipt of the requisite approvals at a general meeting of the shareholders of Sasol, are convertible into ordinary shares of Sasol at the election of the holders if the Sasol share price appreciates above a specified conversion price (representing a conversion premium of 30%) ahead of the maturity of the bond. The convertible bonds can be settled in cash at the election of Sasol.
5	In May 2023, Sasol launched and priced a US$1 billion (R18,8 billion) bond, with a fixed interest rate of 8,75%, due in 2029. The bond is recognised in SFUSA. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan.

Accounting policies:

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost using the effective interest rate method. Debt is classified as short-term unless the borrowing entity has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified. The convertible bonds are hybrid financial instruments consisting of a non-derivative host representing the obligation to make interest payments and to deliver cash to the holder on redemption of the bond (‘the bond component’); and a conversion feature which is accounted for as an embedded derivative financial liability. The bond component was recognised at fair value at inception date. The fair value was determined by subtracting the fair value attributable to the embedded derivative from the fair value of the combined instrument. The bond component is measured subsequently at amortised cost using the effective interest rate of 8,5%. The option component is recognised as a derivative financial liability, measured at fair value, with changes in fair value recorded in profit or loss and reported separately in the statement of financial position in long-term financial liabilities.

Refer to note 37 for the accounting policies relating to embedded derivatives.